Flight equipment held for operating leases, net (Tables)	12 Months Ended
Dec. 31, 2018
Property Subject to or Available for Operating Lease, Net [Abstract]
Schedule of movements in flight equipment held for operating leases
Movements in flight equipment held for operating leases during the years ended December 31, 2018 and 2017 were as follows:

	Year Ended December 31,
	2018	2017
Net book value at beginning of period	$32,396,827	$31,501,973
Additions	5,877,691	5,276,715
Depreciation	(1,649,710)	(1,690,753)
Disposals and transfers to held for sale	(1,417,825)	(2,281,401)
Transfers to net investment in finance and sales-type leases/inventory	(115,330)	(352,714)
Impairment (Note 23)	(39,318)	(54,331)
Other	—	(2,662)
Net book value at end of period	$35,052,335	$32,396,827

Accumulated depreciation as of December 31, 2018 and 2017, respectively	$(6,850,869)	$(6,067,084)